SCHEDULE OF BANK BORROWINGS (Details) - USD ($)	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Short-Term Debt [Line Items]
Short-term bank borrowings	$ 2,662,649		$ 2,726,197		$ 1,348,373
Long-term bank borrowings, current portion	925,070		596,335		289,973
Subtotal	2,028,822		2,429,465		2,282,645
Total	2,953,892		3,025,800
Borrowings [Member]
Short-Term Debt [Line Items]
Subtotal	2,028,822		2,429,465		2,282,645
Total	5,616,541		5,751,997		3,920,991
Borrowings [Member] | Bank of Jiaxing [Member]
Short-Term Debt [Line Items]
Short-term bank borrowings	2,662,649	[1]	2,726,197	[1],[2]	1,348,373	[2]
Long-term bank borrowings, current portion	925,070	[1]	596,335	[1],[2]	289,973	[2]
Subtotal	3,587,719		3,322,532		1,638,346
Long-term borrowings non-current portion	$ 2,028,822	[1]	$ 2,429,465	[1],[2]	$ 2,282,645	[2]

[1]	During the six months ended June 30, 2023 and 2024, the Company continuously entered into certain bank borrowings for the purpose of obtaining financing. The bank borrowings were joint secured by Mr. Ming-Chao Huang and Ms. Shu-Hui Cai, the shareholders of the Company, and pledged by the Company’s property, plant and equipment amounting to US$4,239,550 and US$4,026,313 as of December 31, 2023 and June 30, 2024, respectively.
[2]	During the years ended December 31, 2022 and 2023, the Company continuously entered into certain bank borrowings for the purpose of obtaining financing. The bank borrowings were jointly secured by Mr. Ming-Chao Huang and Ms. Shu-Hui Cai, the shareholders of the Company, and pledged by the Company’s property, plant and equipment and real estate properties for lease. The net asset value of property, plant and equipment and real estate properties for lease pledged were US$4,522,250 and US$4,239,550 as of December 31, 2022 and 2023, respectively.